Note 6 - Leases	6 Months Ended
Jun. 30, 2014
Leases, Operating [Abstract]
Operating Leases of Lessor Disclosure [Text Block]
6.	Leases:

Future minimum lease payments:

The Company's future minimum lease payments required to be made after June 30, 2014, related to the existing at June 30, 2014 leases are as follows:

Year ending December 31,	Office Lease
2014 (Remainder)	20
2015	41
2016	41
2017	41
2018	41
2019 and thereafter	246
Total	430

Lease arrangements, under which the Company acts as the lessor

Charter agreements:

The Company's time charter with Eships Tankers Ltd (Note 1) is classified as an operating lease. Revenues under operating leases are recognized when a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee and collection of related revenue is reasonably assured.

As of June 30, 2014, the Company operated one owned vessel under time charter.

Future minimum time-charter receipts, based on vessels committed to non-cancellable time charter contracts, as of June 30, 2014, are as follows:

Year ending December 31,	Time Charter receipts
2014	2,944
2015	5,840
2016	2,016
Total	10,800